INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Goodwill
Goodwill	$ 36,073,683	$ 112,163,432
Rizobacter Argentina S.A.
Goodwill
Goodwill	28,080,271	28,080,271
Bioceres Crops S.A.
Goodwill
Goodwill	7,523,322	7,523,322
Pro farm Group, Inc.
Goodwill
Goodwill		76,089,749
Insumos Agroqumicos S.A.
Goodwill
Goodwill	$ 470,090	$ 470,090